Note 21 (Tables)	6 Months Ended
Jun. 30, 2025
Financial liabilities at amortised cost [Abstract]
Financial liabilities at amortised cost [Table Text Block]
The breakdown of the balance under these headings in the condensed consolidated balance sheets is as follows:

FINANCIAL LIABILITIES AT AMORTIZED COST (MILLIONS OF EUROS)

	Notes	June 2025	December 2024
Deposits		497,931	496,720
Deposits from central banks		15,485	14,668
Demand deposits		906	657
Time deposits and other		7,558	6,369
Repurchase agreements		7,021	7,642
Deposits from credit institutions		34,429	34,406
Demand deposits		6,377	6,977
Time deposits and other		15,470	15,049
Repurchase agreements		12,582	12,380
Customer deposits		448,018	447,646
Demand deposits		332,549	331,780
Time deposits and other		103,763	106,658
Repurchase agreements		11,706	9,208
Debt certificates issued		71,802	69,867
Other financial liabilities		18,736	17,753
Total	7	588,469	584,339

Deposits from credit institutions [Table Text Block]
The breakdown by geographical area and the nature of the related instruments of this heading in the condensed consolidated balance sheets is as follows:

DEPOSITS FROM CREDIT INSTITUTIONS (MILLIONS OF EUROS)

	Demand deposits	Time deposits and others ⁽¹⁾	Repurchase agreements	Total
June 2025
Spain	1,057	3,308	2,664	7,029
Mexico	618	1,071	—	1,689
Turkey	28	864	2	894
South America	444	2,394	36	2,875
Rest of Europe	2,906	3,469	9,855	16,230
Rest of the world	1,324	4,363	25	5,712
Total	6,377	15,470	12,582	34,429
December 2024
Spain	1,039	3,116	538	4,693
Mexico	973	981	231	2,185
Turkey	158	2,002	2	2,162
South America	577	2,387	—	2,963
Rest of Europe	2,942	3,313	11,578	17,832
Rest of the world	1,289	3,250	31	4,570
Total	6,977	15,049	12,380	34,406
(1) Subordinated deposits are included amounting to €103 million and €48 million as of June 30, 2025 and December 31, 2024, respectively.

Customer Deposits [Table Text Block]
The breakdown by geographical area and the nature of the related instruments of this heading in the condensed consolidated balance sheets is as follows:

CUSTOMER DEPOSITS (MILLIONS OF EUROS)

	Demand deposits	Time deposits and others	Repurchase agreements	Total
June 2025
Spain	185,716	21,775	9,562	217,053
Mexico	71,000	15,108	2	86,111
Turkey	24,644	23,360	1,129	49,133
South America	29,772	21,105	—	50,877
Rest of Europe	18,392	17,437	1,013	36,841
Rest of the world	3,025	4,978	—	8,003
Total	332,549	103,763	11,706	448,018
December 2024
Spain	186,489	22,501	6,474	215,464
Mexico	70,133	14,319	987	85,439
Turkey	23,228	25,388	652	49,267
South America	32,443	20,232	—	52,675
Rest of Europe	17,170	17,613	1,095	35,878
Rest of the world	2,318	6,605	—	8,922
Total	331,780	106,658	9,208	447,646

Debt certificates [Table Text Block]
The breakdown of the balance under this heading, by type of financial instrument and by currency, is as follows:

DEBT CERTIFICATES ISSUED (MILLIONS OF EUROS)

	June 2025	December 2024
In Euros	39,358	37,118
Promissory bills and notes	5,170	1,360
Non-convertible bonds and debentures	15,041	17,788
Covered bonds	3,371	5,825
Hybrid financial instruments ⁽¹⁾	810	519
Securitization bonds	3,114	2,201
Wholesale funding	3,425	1,030
Subordinated liabilities	8,427	8,395
Convertible perpetual certificates	2,750	2,750
Other non-convertible subordinated liabilities	5,677	5,645
In foreign currencies	32,444	32,748
Promissory bills and notes	1,734	2,962
Non-convertible bonds and debentures	13,265	12,136
Covered bonds	97	95
Hybrid financial instruments ⁽¹⁾	5,876	5,327
Securitization bonds	—	—
Wholesale funding	772	1,067
Subordinated liabilities	10,700	11,161
Convertible perpetual certificates	2,560	2,888
Other non-convertible subordinated liabilities	8,140	8,273
Total	71,802	69,867
(1) Corresponds to structured note issuances with embedded derivatives that have been segregated according to IFRS 9.

Other Financial Liabilities [Table Text Block]
The breakdown of the balance under this heading in the condensed consolidated balance sheets is as follows:

OTHER FINANCIAL LIABILITIES (MILLIONS OF EUROS)

	June 2025	December 2024
Lease liabilities	1,436	1,467
Creditors for other financial liabilities	4,524	4,859
Collection accounts	5,954	3,693
Creditors for other payment obligations	6,822	7,734
Total	18,736	17,753